Income Taxes (Schedule Of Change In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pacific Gas And Electric Company [Member]
Balance at beginning of year	$ 506	$ 714	$ 673
Additions for tax position taken during a prior year	32	2	27
Reductions for tax position taken during a prior year	(13)	(198)	(20)
Additions for tax position taken during the current year	67	3	89
Settlements	(11)	(15)	(55)
Balance at end of year	581	506	714
Utility [Member]
Balance at beginning of year	503	712	652
Additions for tax position taken during a prior year	26	2	27
Reductions for tax position taken during a prior year	(10)	(196)	0
Additions for tax position taken during the current year	67	0	87
Settlements	(11)	(15)	(54)
Balance at end of year	$ 575	$ 503	$ 712